N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Group Variable Annuity Contracts
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Group Variable Annuity Contracts | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Innovations (Series II) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Innovations | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Cornerstone (Series II) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Cornerstone | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Standard (Series II) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Standard | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions State of Connecticut | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Standard (Series A) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Hartford 403(b) Cornerstone Innovations | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Chicago Public Schools | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions Standard (Series A-II) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%